DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
The revenues and expenses related to our nuclear technology services operation have been presented in the consolidated statements of operating results as a discontinued operation as a result of the sale completed on November 7, 2023.
The nuclear technology services operation was reported as part of continuing operations until the third quarter of 2023 and has since been classified as discontinued operations for both the current and comparative periods.
Operating results of the discontinued operation for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Revenues	$3,506	$3,795	$3,274
Direct operating costs	(3,087)	(3,303)	(2,818)
General and administrative expenses	(176)	(169)	(115)
Interest expense, net	(246)	(219)	(191)
Equity accounted income (loss), net	1	5	2
Impairment expense, net	(3)	—	—
Gain on acquisitions/dispositions, net	3,916	—	—
Other income (expenses), net	(115)	(100)	(88)
Income (loss) before income tax	3,796	9	64
Current and deferred taxes	16	371	17
Net income (loss) from discontinued operations	$3,812	$380	$81
Net income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Net income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(533)	$803	$16
Non-controlling interests	(450)	(107)	(4)
Total	$(983)	$696	$12

Net income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$1,052	$108	$20
Non-controlling interests	2,760	272	61
Total	$3,812	$380	$81
Comprehensive income (loss) attributable to Brookfield Business Partners for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Comprehensive income (loss) from continuing operations attributable to:
Brookfield Business Partners	$(531)	$839	$(25)
Non-controlling interests	(454)	(62)	(83)
Total	$(985)	$777	$(108)

Comprehensive income (loss) from discontinued operations attributable to:
Brookfield Business Partners	$1,044	$145	$108
Non-controlling interests	2,739	371	296
Total	$3,783	$516	$404
The net cash flows attributable to the operating, investing and financing activities of the discontinued operation for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Operating cash flows	$(57)	$241	$482
Financing cash flows	(3,116)	602	(374)
Investing cash flows	3,839	(833)	(156)
Net cash flows	$666	$10	$(48)